                                                            1933 Act Rule 497(j)
                                                       1933 Act File No. 2-73948
                                                      1940 Act File No. 811-3258

                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                             PHILADELPHIA, PA  19103
                                 (215) 564-8000



Direct Dial: (215) 564-8095




                                  April 4, 1997



FILED VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

          Re:  DFA INVESTMENT DIMENSIONS GROUP INC.
               FILE NOS. 2-73948 AND 811-3258
               RULE 497(j) FILING
               ------------------------------------

Ladies and Gentlemen:

          Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 45/46 to the Registration Statement of DFA Investment Dimensions Group Inc. which was filed with the SEC electronically on March 28, 1997.

U.S. Securities and Exchange Commission
April 4, 1997
Page 2

          Please direct any questions or comments relating to this certification to me or, in my absence, to Brian Vargo at (215) 564-8129.

                                        Very truly yours,

                                        /s/Michael V. Farrell

                                        Michael V. Farrell, Esquire

cc:  Ms. Irene R. Diamant
     Catherine Newell, Esquire
     Ms. Marti Wiles
     Stephen W. Kline, Esquire
     Brian S. Vargo, Esquire